Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share
Earnings per share

31       Earnings per share

a) Basic earnings per share

Basic earnings per share is calculated by dividing the profit or loss attributable to equity holders of the Group by the weighted average number of shares outstanding each year.

The following table shows the net income and the number of shares that have been used for the calculation of the basic earnings per share total:

	At December 31,
	2022	2021	2020
Income / (loss) attributable to equity holders of the Group	168,166	(117,755)	(253,053)
Weighted average number of shares (thousands) (Note 31. c)	160,755	160,500	160,022
Basic earnings per share of the year	1.05	(0.73)	(1.58)

	At December 31,
	2022	2021	2020
From continuing operations attributable to the ordinary equity holders of the Group	1.05	(0.60)	(1.55)
From discontinued operations	—	(0.13)	(0.03)
Total basic earnings per share attributable to the ordinary equity holders of the Group	1.05	(0.73)	(1.58)

31       Earnings per share (Cont.)

b) Diluted earnings per share

Diluted earnings per share is calculated by dividing the profit or loss attributable to ordinary equity holders of the Group by the weighted average number of ordinary shares outstanding during each year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following tables shows the net income and the number of shares that have been used for the calculation of the diluted earnings per share total:

	At December 31,
	2022	2021	2020
Income / (loss) attributable to equity holders of the Group	168,166	(117,755)	(253,053)
Weighted average number of shares and potential ordinary shares (thousands) (Note 31.c)	160,795	160,500	160,022
Diluted earnings per share of the year	1.05	(0.73)	(1.58)

	At December 31,
	2022	2021	2020
From continuing operations attributable to the ordinary equity holders of the Group	1.05	(0.60)	(1.55)
From discontinued operations	—	(0.13)	(0.03)
Total diluted earnings per share attributable to the ordinary equity holders of the Group	1.05	(0.73)	(1.58)

c) Weighted average number of shares used as the denominator

	At December 31,
	2022	2021	2020
Weighted average number of shares outstanding	163,223	163,223	160,748
Weighted average number of treasury shares	(2,468)	(2,723)	(726)
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	160,755	160,500	160,022
Adjustments for calculation of diluted earnings per share:
Equity settled share based payment (1)	40	-	-
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	160,795	160,500	160,022

(1) Rights to equity settled share based payment granted to executives and key employees in accordance with the Management Compensation Plan by the Compensation Committee (Note 29) are included in the calculation of diluted earnings per share, assuming all outstanding rights will vest. The rights are not included in the determination of basic earnings per share.